Schedule of Investments(a)
March 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–98.44%
Aerospace & Defense–4.57%
General Electric Co.	22,341	$6,339,706
Howmet Aerospace, Inc.	35,759	8,241,019
L3Harris Technologies, Inc.	11,775	4,064,141
		18,644,866
Apparel Retail–1.46%
TJX Cos., Inc. (The)	37,209	5,942,277
Application Software–0.94%
AppLovin Corp., Class A(b)	4,955	1,972,090
Palantir Technologies, Inc., Class A(b)	12,621	1,846,200
		3,818,290
Automobile Manufacturers–1.54%
Tesla, Inc.(b)(c)	16,900	6,282,575
Biotechnology–1.77%
AbbVie, Inc.	14,426	3,137,511
argenx SE, ADR (Netherlands)(b)	2,647	1,932,972
Gilead Sciences, Inc.	15,396	2,145,740
		7,216,223
Broadline Retail–4.76%
Amazon.com, Inc.(b)	93,298	19,431,174
Cargo Ground Transportation–0.74%
XPO, Inc.(b)	15,575	3,030,116
Coal & Consumable Fuels–1.45%
Cameco Corp. (Canada)(c)	54,335	5,901,324
Communications Equipment–0.87%
Arista Networks, Inc.(b)	28,777	3,533,240
Construction & Engineering–2.49%
Quanta Services, Inc.	18,469	10,139,850
Construction Machinery & Heavy Transportation Equipment– 2.25%
Caterpillar, Inc.	8,663	6,137,389
PACCAR, Inc.	26,480	3,058,440
		9,195,829
Consumer Finance–1.06%
American Express Co.	14,284	4,320,624
Consumer Staples Merchandise Retail–1.58%
Walmart, Inc.	51,899	6,450,008
Copper–1.07%
Freeport-McMoRan, Inc.	74,107	4,356,009
Electrical Components & Equipment–2.32%
Vertiv Holdings Co., Class A	37,843	9,482,699
Electronic Components–2.48%
Amphenol Corp., Class A	47,930	6,055,955
Coherent Corp.(b)	17,033	4,057,431
		10,113,386
Shares		Value
Health Care Distributors–1.98%
Cardinal Health, Inc.	9,665	$2,042,311
Cencora, Inc.	12,578	3,951,253
McKesson Corp.	2,413	2,088,114
		8,081,678
Health Care Facilities–0.51%
HCA Healthcare, Inc.	4,399	2,081,783
Health Care REITs–0.74%
Welltower, Inc.(c)	15,261	3,017,252
Heavy Electrical Equipment–2.00%
GE Vernova, Inc.	9,365	8,174,709
Hotels, Resorts & Cruise Lines–2.46%
Hilton Worldwide Holdings, Inc.	26,020	7,912,161
Viking Holdings Ltd.(b)	28,791	2,115,563
		10,027,724
Industrial Machinery & Supplies & Components–1.32%
Parker-Hannifin Corp.	6,023	5,392,031
Interactive Media & Services–9.26%
Alphabet, Inc., Class C	85,327	24,476,903
Meta Platforms, Inc., Class A	23,198	13,272,272
		37,749,175
Internet Services & Infrastructure–2.06%
Cloudflare, Inc., Class A(b)	22,812	4,707,028
Snowflake, Inc., Class A(b)(c)	24,364	3,674,579
		8,381,607
Investment Banking & Brokerage–1.85%
Goldman Sachs Group, Inc. (The)	8,906	7,534,387
Life Sciences Tools & Services–0.45%
Thermo Fisher Scientific, Inc.	3,703	1,820,136
Movies & Entertainment–2.64%
Netflix, Inc.(b)	111,931	10,762,166
Oil & Gas Equipment & Services–0.80%
Baker Hughes Co., Class A	53,219	3,249,020
Oil & Gas Exploration & Production–0.81%
Diamondback Energy, Inc.	16,687	3,300,522
Pharmaceuticals–1.86%
Eli Lilly and Co.	8,242	7,580,744
Real Estate Services–0.74%
CBRE Group, Inc., Class A(b)	22,417	3,036,607
Semiconductor Materials & Equipment–3.98%
ASML Holding N.V., New York Shares (Netherlands)	4,302	5,682,210
Lam Research Corp.	49,442	10,563,778
		16,245,988
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Discovery Large Cap Fund

Shares		Value
Semiconductors–22.22%
Broadcom, Inc.	53,950	$16,698,065
Micron Technology, Inc.	8,789	2,969,276
Monolithic Power Systems, Inc.	6,423	7,022,587
NVIDIA Corp.	288,878	50,380,323
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	40,154	13,570,044
		90,640,295
Systems Software–4.73%
Microsoft Corp.	52,077	19,277,343
Technology Hardware, Storage & Peripherals–5.57%
Apple, Inc.	89,583	22,735,270
Transaction & Payment Processing Services–1.11%
Mastercard, Inc., Class A	9,049	4,521,423
Total Common Stocks & Other Equity Interests (Cost $199,918,917)		401,468,350
Money Market Funds–1.27%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(d)(e)	1,817,752	1,817,752
Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 3.56%(d)(e)	3,375,825	$3,375,825
Total Money Market Funds (Cost $5,193,577)		5,193,577
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.71% (Cost $205,112,494)		406,661,927
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.76%
Invesco Private Government Fund, 3.63%(d)(e)(f)	1,991,349	1,991,349
Invesco Private Prime Fund, 3.80%(d)(e)(f)	5,166,750	5,167,266
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,158,615)		7,158,615
TOTAL INVESTMENTS IN SECURITIES–101.47% (Cost $212,271,109)		413,820,542
OTHER ASSETS LESS LIABILITIES—(1.47)%		(5,992,016)
NET ASSETS–100.00%		$407,828,526
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2026.

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value March 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,629,938	$14,648,474	$(14,460,660)	$-	$-	$1,817,752	$19,065
Invesco Treasury Portfolio, Institutional Class	3,027,029	27,204,308	(26,855,512)	-	-	3,375,825	35,127
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,528,670	74,105,570	(75,642,891)	-	-	1,991,349	41,398*
Invesco Private Prime Fund	9,190,145	124,991,602	(129,012,038)	-	(2,443)	5,167,266	107,420*
Total	$17,375,782	$240,949,954	$(245,971,101)	$-	$(2,443)	$12,352,192	$203,010

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Discovery Large Cap Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$401,468,350	$—	$—	$401,468,350
Money Market Funds	5,193,577	7,158,615	—	12,352,192
Total Investments	$406,661,927	$7,158,615	$—	$413,820,542
Invesco V.I. Discovery Large Cap Fund